Related party transactions	6 Months Ended
Sep. 30, 2024
Related party transactions
Related party transactions

13   Related party transactions

Related party transactions with the Group’s joint arrangements and associates primarily comprise fees for the use of products and services including network airtime and access charges, fees for the provision of network infrastructure and cash pooling arrangements. No related party transactions have been entered into during the period which might reasonably affect any decisions made by the users of these unaudited condensed consolidated financial statements except as disclosed below.

	Six months ended 30 September
	2024	2023
	€m	€m
Sales of goods and services to associates	11	15
Purchase of goods and services from associates	2	3
Sales of goods and services to joint arrangements	158	133
Purchase of goods and services from joint arrangements	362	392
Interest income receivable from joint arrangements[1]	25	26
Interest expense payable to joint arrangements[1]	144	109

	30 September	31 March
	2024	2024
Trade balances owed:
by associates	9	19
to associates	1	1
by joint arrangements	208	190
to joint arrangements	359	379
Other balances owed by joint arrangements[1]	1,386	1,105
Other balances owed to joint arrangements[2]	5,349	4,940

Notes:

1.	Amounts arise primarily through VodafoneZiggo and Oak Holdings 1 GmbH. Interest is paid/received in line with market rates.
2.	Amounts are primarily in relation to leases of tower space from Oak Holdings 1 GmbH.

In the six months ended 30 September 2024, the Group made contributions to defined benefit pension schemes of €23 million (Six months ended 30 September 2023: €26 million).

In the six months ended 30 September 2024, dividends of €0.8 million were paid to Board and Executive Committee members (Six months ended 30 September 2023: €1.0 million).

Dividends received from joint ventures and associates are disclosed in the consolidated statement of cash flows.